UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

November 30, 2016

AIG-QTLY-0117
1.805755.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	55,430	$10,498
Distributors - 0.1%
LKQ Corp. (a)	70,900	2,328
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	158,960	6,075
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	16,600	1,217
Hilton Worldwide Holdings, Inc.	364,900	9,148
Las Vegas Sands Corp.	64,400	4,036
Starbucks Corp.	94,500	5,478
U.S. Foods Holding Corp.	5,800	133
		20,012
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	41,060	30,818
Leisure Products - 0.2%
Mattel, Inc.	114,984	3,630
Media - 1.9%
Charter Communications, Inc. Class A (a)	45,348	12,485
Comcast Corp. Class A	90,400	6,284
DISH Network Corp. Class A (a)	8,200	471
Interpublic Group of Companies, Inc.	134,600	3,240
Manchester United PLC	67,200	1,005
MDC Partners, Inc. Class A (b)	303,793	1,884
The Walt Disney Co.	189,000	18,734
Time Warner, Inc.	4,400	404
		44,507
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	88,600	7,811
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	25,660	4,355
AutoZone, Inc. (a)	4,030	3,156
Home Depot, Inc.	156,509	20,252
L Brands, Inc.	139,604	9,803
Ross Stores, Inc.	124,651	8,425
TJX Companies, Inc.	108,765	8,521
		54,512
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. (a)	14,400	669
NIKE, Inc. Class B	250,364	12,536
VF Corp.	154,400	8,416
		21,621

TOTAL CONSUMER DISCRETIONARY		201,812

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	27,100	2,816
Constellation Brands, Inc. Class A (sub. vtg.)	41,200	6,227
Monster Beverage Corp. (a)	114,475	5,123
The Coca-Cola Co.	443,699	17,903
		32,069
Food & Staples Retailing - 1.2%
CVS Health Corp.	185,027	14,227
Kroger Co.	284,336	9,184
Rite Aid Corp. (a)	266,600	2,122
Walgreens Boots Alliance, Inc.	28,800	2,440
		27,973
Food Products - 0.5%
Bunge Ltd.	40,000	2,731
Mead Johnson Nutrition Co. Class A	65,020	4,687
The Hain Celestial Group, Inc. (a)	40,800	1,599
TreeHouse Foods, Inc. (a)	42,133	2,921
		11,938
Household Products - 0.7%
Colgate-Palmolive Co.	163,499	10,665
Procter & Gamble Co.	52,378	4,319
		14,984
Personal Products - 0.4%
Coty, Inc. Class A	212,316	3,972
Estee Lauder Companies, Inc. Class A	82,113	6,380
		10,352
Tobacco - 2.0%
Altria Group, Inc.	262,992	16,813
British American Tobacco PLC sponsored ADR	145,596	15,876
Philip Morris International, Inc.	145,000	12,801
		45,490

TOTAL CONSUMER STAPLES		142,806

ENERGY - 5.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	122,500	7,880
Dril-Quip, Inc. (a)	23,339	1,320
Oceaneering International, Inc.	30,829	822
Schlumberger Ltd.	141,000	11,851
		21,873
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	135,711	9,384
Apache Corp.	61,300	4,043
Black Stone Minerals LP	64,500	1,203
Cabot Oil & Gas Corp.	120,015	2,655
Centennial Resource Development, Inc. (c)	110,100	2,004
Chevron Corp.	53,976	6,022
Cimarex Energy Co.	32,400	4,467
ConocoPhillips Co.	239,200	11,606
Devon Energy Corp.	100,100	4,838
Extraction Oil & Gas, Inc.	20,856	491
Exxon Mobil Corp.	147,991	12,920
Kinder Morgan, Inc.	57,300	1,272
Newfield Exploration Co. (a)	68,900	3,116
Parsley Energy, Inc. Class A (a)	65,200	2,487
PDC Energy, Inc. (a)	27,500	2,047
Phillips 66 Co.	72,074	5,988
Pioneer Natural Resources Co.	30,300	5,789
PrairieSky Royalty Ltd.	98,000	2,392
SM Energy Co.	78,100	3,113
Suncor Energy, Inc.	249,155	7,935
The Williams Companies, Inc.	37,300	1,145
		94,917

TOTAL ENERGY		116,790

FINANCIALS - 9.7%
Banks - 3.5%
Bank of America Corp.	1,355,691	28,632
Citigroup, Inc.	252,230	14,223
Huntington Bancshares, Inc.	899,045	11,202
JPMorgan Chase & Co.	73,232	5,871
M&T Bank Corp.	30,900	4,448
PNC Financial Services Group, Inc.	54,400	6,013
Synovus Financial Corp.	24,039	931
U.S. Bancorp	177,433	8,804
		80,124
Capital Markets - 1.7%
BlackRock, Inc. Class A	28,390	10,527
CBOE Holdings, Inc.	19,100	1,316
Charles Schwab Corp.	59,200	2,289
CME Group, Inc.	36,500	4,121
E*TRADE Financial Corp. (a)	60,121	2,075
Goldman Sachs Group, Inc.	63,100	13,837
IntercontinentalExchange, Inc.	63,400	3,512
Legg Mason, Inc.	25,800	823
NorthStar Asset Management Group, Inc.	66,700	984
Oaktree Capital Group LLC Class A	15,691	650
		40,134
Consumer Finance - 2.0%
Capital One Financial Corp.	368,734	30,988
OneMain Holdings, Inc. (a)	124,800	2,542
SLM Corp. (a)	864,686	8,707
Synchrony Financial	87,100	3,010
		45,247
Diversified Financial Services - 0.7%
Bats Global Markets, Inc.	9,600	305
Berkshire Hathaway, Inc.:
Class A (a)	10	2,370
Class B (a)	84,500	13,304
KBC Ancora (a)	24,048	932
On Deck Capital, Inc. (a)(b)	48,400	223
		17,134
Insurance - 1.7%
American International Group, Inc.	199,300	12,622
Chubb Ltd.	97,391	12,466
Direct Line Insurance Group PLC	293,227	1,274
Marsh & McLennan Companies, Inc.	167,353	11,599
Unum Group	36,500	1,543
WMI Holdings Corp. (a)	4,527	8
		39,512
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	277,710	3,271
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		225,422

HEALTH CARE - 8.9%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	62,264	7,633
Amgen, Inc.	125,805	18,125
Biogen, Inc. (a)	31,875	9,373
Celgene Corp. (a)	83,700	9,919
Gilead Sciences, Inc.	80,185	5,910
Regeneron Pharmaceuticals, Inc. (a)	15,400	5,840
Shire PLC sponsored ADR	28,400	4,959
Vertex Pharmaceuticals, Inc. (a)	63,398	5,174
		66,933
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	189,400	7,210
Boston Scientific Corp. (a)	548,355	11,219
Edwards Lifesciences Corp. (a)	41,028	3,399
Intuitive Surgical, Inc. (a)	9,600	6,180
Medtronic PLC	199,101	14,536
The Cooper Companies, Inc.	7,228	1,189
Wright Medical Group NV (a)	93,946	2,165
Zimmer Biomet Holdings, Inc.	12,100	1,233
		47,131
Health Care Providers & Services - 1.8%
Cigna Corp.	32,882	4,431
Henry Schein, Inc. (a)	33,944	5,056
Humana, Inc.	19,900	4,232
McKesson Corp.	17,382	2,500
UnitedHealth Group, Inc.	135,300	21,421
Universal Health Services, Inc. Class B	29,900	3,678
		41,318
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	82,342	4,548
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	97,900	4,306
Thermo Fisher Scientific, Inc.	51,990	7,284
		11,590
Pharmaceuticals - 1.5%
Allergan PLC	62,519	12,147
Bristol-Myers Squibb Co.	183,594	10,362
GlaxoSmithKline PLC sponsored ADR	163,700	6,186
Merck & Co., Inc.	59,000	3,610
Teva Pharmaceutical Industries Ltd. sponsored ADR	74,100	2,794
		35,099

TOTAL HEALTH CARE		206,619

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.2%
General Dynamics Corp.	5,106	895
Northrop Grumman Corp.	34,127	8,520
Raytheon Co.	53,300	7,970
United Technologies Corp.	89,828	9,676
		27,061
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	74,215	8,603
Airlines - 0.3%
American Airlines Group, Inc.	73,100	3,395
Southwest Airlines Co.	64,100	2,988
United Continental Holdings, Inc. (a)	22,600	1,558
		7,941
Building Products - 0.2%
Allegion PLC	72,300	4,838
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	31,400	2,183
Construction & Engineering - 0.3%
Fluor Corp.	122,400	6,550
Electrical Equipment - 1.1%
AMETEK, Inc.	251,508	11,909
Fortive Corp.	188,346	10,357
Sunrun, Inc. (a)(b)	548,856	2,799
		25,065
Industrial Conglomerates - 1.4%
General Electric Co.	861,418	26,497
Roper Technologies, Inc.	33,094	5,994
		32,491
Machinery - 0.7%
Allison Transmission Holdings, Inc.	95,200	3,158
Caterpillar, Inc.	6,119	585
Deere & Co.	71,700	7,184
Flowserve Corp.	116,643	5,535
SPX Flow, Inc. (a)	17,545	550
		17,012
Professional Services - 0.1%
Robert Half International, Inc.	26,700	1,198
Verisk Analytics, Inc. (a)	20,794	1,728
		2,926
Road & Rail - 0.6%
CSX Corp.	378,469	13,553
Trading Companies & Distributors - 0.1%
Fastenal Co.	22,800	1,081

TOTAL INDUSTRIALS		149,304

INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	399,700	8,454
Samsung SDI Co. Ltd.	20,318	1,593
		10,047
Internet Software & Services - 3.8%
2U, Inc. (a)	92,230	3,049
58.com, Inc. ADR (a)	108,499	3,480
Alphabet, Inc.:
Class A (a)	2,700	2,095
Class C (a)	56,599	42,904
Cornerstone OnDemand, Inc. (a)	40,928	1,470
Facebook, Inc. Class A (a)	198,213	23,472
Just Dial Ltd. (a)	84,031	465
New Relic, Inc. (a)	172,518	5,471
Shopify, Inc. Class A (a)	16,500	688
SPS Commerce, Inc. (a)	20,800	1,441
Yahoo!, Inc. (a)	103,350	4,239
		88,774
IT Services - 0.3%
Alliance Data Systems Corp.	2,200	503
Blackhawk Network Holdings, Inc. (a)	52,875	1,904
Travelport Worldwide Ltd.	322,578	4,516
		6,923
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Ltd.	45,400	7,740
Marvell Technology Group Ltd.	154,175	2,211
Micron Technology, Inc. (a)	90,787	1,773
NVIDIA Corp.	42,100	3,882
Qorvo, Inc. (a)	290,051	15,492
Qualcomm, Inc.	111,379	7,588
Semtech Corp. (a)	34,600	972
SolarEdge Technologies, Inc. (a)(b)	52,000	686
		40,344
Software - 3.9%
Activision Blizzard, Inc.	189,700	6,945
Adobe Systems, Inc. (a)	10,954	1,126
Autodesk, Inc. (a)	510,161	37,043
Electronic Arts, Inc. (a)	33,000	2,615
HubSpot, Inc. (a)	44,878	2,518
Microsoft Corp.	342,300	20,627
Nintendo Co. Ltd.	7,300	1,799
Parametric Technology Corp. (a)	33,400	1,627
Paycom Software, Inc. (a)	39,800	1,786
RealPage, Inc. (a)	72,000	2,059
Salesforce.com, Inc. (a)	101,999	7,344
Varonis Systems, Inc. (a)	41,917	1,224
Zendesk, Inc. (a)	138,070	2,940
		89,653
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	489,152	54,070
HP, Inc.	521,600	8,033
		62,103

TOTAL INFORMATION TECHNOLOGY		297,844

MATERIALS - 1.8%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	159,400	11,733
Eastman Chemical Co.	47,474	3,566
Ecolab, Inc.	20,900	2,440
LyondellBasell Industries NV Class A	12,803	1,156
Monsanto Co.	37,200	3,821
PPG Industries, Inc.	44,100	4,231
W.R. Grace & Co.	43,181	2,818
		29,765
Construction Materials - 0.1%
Eagle Materials, Inc.	33,398	3,246
Containers & Packaging - 0.4%
Ball Corp.	30,600	2,297
Graphic Packaging Holding Co.	164,390	2,066
WestRock Co.	103,974	5,323
		9,686

TOTAL MATERIALS		42,697

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	95,350	9,751
Boston Properties, Inc.	21,100	2,614
Community Healthcare Trust, Inc.	51,562	1,123
Coresite Realty Corp.	9,900	698
Corrections Corp. of America	53,200	1,208
Duke Realty LP	61,200	1,556
Equinix, Inc.	8,000	2,710
Extra Space Storage, Inc.	40,500	2,841
FelCor Lodging Trust, Inc.	69,200	502
Gaming & Leisure Properties	14,200	433
NorthStar Realty Finance Corp.	70,200	1,063
Omega Healthcare Investors, Inc.	18,700	551
Outfront Media, Inc.	108,812	2,743
Store Capital Corp.	250,900	6,202
Sun Communities, Inc.	6,342	458
The GEO Group, Inc.	12,400	412
VEREIT, Inc.	301,100	2,496
		37,361
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	62,448	1,813

TOTAL REAL ESTATE		39,174

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	512,129	19,784
CenturyLink, Inc.	15,800	372
Level 3 Communications, Inc. (a)	57,252	3,153
SBA Communications Corp. Class A (a)	13,900	1,376
Verizon Communications, Inc.	150,398	7,505
Zayo Group Holdings, Inc. (a)	66,500	2,294
		34,484
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	42,600	2,309
Telephone & Data Systems, Inc.	14,037	378
		2,687

TOTAL TELECOMMUNICATION SERVICES		37,171

UTILITIES - 2.1%
Electric Utilities - 1.3%
Edison International	39,789	2,736
Exelon Corp.	170,800	5,553
FirstEnergy Corp.	72,600	2,272
NextEra Energy, Inc.	92,200	10,532
PG&E Corp.	114,375	6,725
PPL Corp.	71,300	2,386
		30,204
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	6,500	166
NRG Yield, Inc. Class C	59,300	910
Vivint Solar, Inc. (a)(b)	392,174	1,137
		2,213
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	36,200	864
Dominion Resources, Inc.	90,749	6,651
Sempra Energy	78,509	7,835
		15,350
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	17,600	409

TOTAL UTILITIES		48,176

TOTAL COMMON STOCKS
(Cost $1,260,135)		1,507,815

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(c)
(Cost $281)	16,802	142
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 12.1%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	350	356
5.2% 4/1/45	273	258
6.25% 10/2/43	58	62
6.6% 4/1/36	338	379
6.75% 4/1/46	568	653
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3.15% 1/15/20	1,508	1,514
3.25% 5/15/18	180	182
3.45% 4/10/22	1,250	1,233
3.5% 7/10/19	400	407
4% 1/15/25	494	479
4.2% 3/1/21	795	817
4.25% 5/15/23	200	200
4.75% 8/15/17	195	199
		6,850
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	263
		299
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	128	129
3.7% 1/30/26	338	343
4.7% 12/9/35	175	182
4.875% 12/9/45	274	290
		944
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	526
7.75% 12/1/45	621	867
AOL Time Warner, Inc.:
2.95% 7/15/26	2,000	1,863
7.625% 4/15/31	500	660
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (d)	707	734
4.908% 7/23/25 (d)	475	495
Discovery Communications LLC:
3.25% 4/1/23	51	50
6.35% 6/1/40	236	244
Time Warner Cable, Inc.:
4% 9/1/21	630	647
4.5% 9/15/42	264	232
5.5% 9/1/41	206	205
5.85% 5/1/17	104	106
5.875% 11/15/40	500	519
6.55% 5/1/37	2,604	2,915
6.75% 7/1/18	439	470
7.3% 7/1/38	725	862
8.25% 4/1/19	700	790
Time Warner, Inc. 6.5% 11/15/36	232	280
Viacom, Inc. 2.5% 9/1/18	46	46
		12,511

TOTAL CONSUMER DISCRETIONARY		20,604

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,413
3.3% 2/1/23	1,517	1,534
4.7% 2/1/36	1,436	1,501
4.9% 2/1/46	1,642	1,753
		6,201
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	310	318
3.875% 7/20/25	532	545
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	248
3.3% 11/18/21	291	297
		1,408
Tobacco - 0.2%
Altria Group, Inc. 4% 1/31/24	212	224
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	603
4.25% 7/21/25 (d)	589	605
Reynolds American, Inc.:
2.3% 6/12/18	258	260
3.25% 6/12/20	115	118
4% 6/12/22	395	416
4.45% 6/12/25	287	304
5.7% 8/15/35	149	170
5.85% 8/15/45	1,140	1,347
6.15% 9/15/43	500	604
7.25% 6/15/37	409	532
		5,183

TOTAL CONSUMER STAPLES		12,792

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	525
6.5% 4/1/20	92	101
Halliburton Co.:
3.8% 11/15/25	348	349
4.85% 11/15/35	304	310
5% 11/15/45	416	425
Noble Holding International Ltd.:
5.25% 3/16/18	41	41
7.2% 4/1/25 (e)	260	205
8.2% 4/1/45 (e)	251	167
Transocean, Inc. 6.8% 12/15/16 (e)	238	238
		2,361
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Finance Co. 7.5% 5/1/31	549	680
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	958
5.55% 3/15/26	489	534
6.375% 9/15/17	86	89
6.6% 3/15/46	660	768
BP Capital Markets PLC:
2.315% 2/13/20	1,873	1,872
3.535% 11/4/24	1,443	1,454
3.814% 2/10/24	359	371
4.5% 10/1/20	173	186
4.742% 3/11/21	300	326
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	177
3.8% 4/15/24	619	604
5.85% 2/1/35	353	360
Cenovus Energy, Inc. 5.7% 10/15/19	561	597
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	111
3.3% 6/1/20	536	543
4.5% 6/1/25	164	170
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	369
5.35% 3/15/20 (d)	1,027	1,070
DCP Midstream Operating LP:
2.5% 12/1/17	168	167
2.7% 4/1/19	494	491
3.875% 3/15/23	164	157
5.6% 4/1/44	146	134
Duke Energy Field Services 6.45% 11/3/36 (d)	375	369
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	350
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	112
3.9% 5/15/24 (e)	121	112
Enbridge Energy Partners LP:
4.2% 9/15/21	438	455
4.375% 10/15/20	411	429
Enbridge, Inc.:
4.25% 12/1/26	248	249
5.5% 12/1/46	286	292
EnLink Midstream Partners LP 2.7% 4/1/19	572	568
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.7% 2/15/26	600	591
3.75% 2/15/25	285	285
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	721	703
3.5% 3/1/21	299	302
3.95% 9/1/22	498	506
4.25% 9/1/24	116	116
6.55% 9/15/40	67	70
Kinder Morgan, Inc.:
3.05% 12/1/19	126	128
5% 2/15/21 (d)	376	399
Marathon Petroleum Corp. 5.125% 3/1/21	215	233
Motiva Enterprises LLC 5.75% 1/15/20 (d)	156	169
MPLX LP 4% 2/15/25	77	73
Nakilat, Inc. 6.067% 12/31/33 (d)	279	318
Petro-Canada 6.05% 5/15/18	150	159
Petrobras Global Finance BV:
4.375% 5/20/23	596	525
5.625% 5/20/43	569	406
7.25% 3/17/44	2,755	2,379
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,302	4,188
5.75% 1/20/20	611	613
7.875% 3/15/19	115	124
Petroleos Mexicanos:
3.125% 1/23/19	58	57
3.5% 7/18/18	463	468
3.5% 7/23/20	2,675	2,597
3.5% 1/30/23	285	253
4.5% 1/23/26	1,314	1,165
4.625% 9/21/23 (d)	1,040	976
4.875% 1/24/22	237	231
4.875% 1/18/24	410	384
5.5% 1/21/21	369	374
5.5% 6/27/44	207	160
5.625% 1/23/46	749	582
6% 3/5/20	175	182
6.375% 1/23/45	2,366	2,008
6.5% 6/2/41	661	582
6.75% 9/21/47 (d)	413	362
6.875% 8/4/26 (d)	700	716
8% 5/3/19	241	262
Phillips 66 Co. 4.3% 4/1/22	338	364
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	173
6.125% 1/15/17	205	206
Southwestern Energy Co.:
5.8% 1/23/20 (e)	363	370
6.7% 1/23/25 (e)	324	321
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners LP:
2.95% 9/25/18	63	64
4.6% 6/15/21	90	96
Suncor Energy, Inc. 6.1% 6/1/18	395	418
The Williams Companies, Inc.:
3.7% 1/15/23	116	109
4.55% 6/24/24	1,308	1,275
Western Gas Partners LP:
4.65% 7/1/26	166	168
5.375% 6/1/21	724	773
Williams Partners LP:
3.6% 3/15/22	516	510
3.9% 1/15/25	178	171
4% 11/15/21	236	240
4.3% 3/4/24	868	863
4.5% 11/15/23	257	260
		45,297

TOTAL ENERGY		47,658

FINANCIALS - 5.3%
Banks - 3.1%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	600	603
5.5% 7/12/20 (d)	3,200	3,312
5.75% 9/26/23 (d)	332	334
6.5% 6/10/19 (d)	129	138
Bank of America Corp.:
2.6% 1/15/19	648	654
3.5% 4/19/26	739	730
3.875% 8/1/25	418	425
3.95% 4/21/25	795	787
4% 1/22/25	206	206
4.2% 8/26/24	750	762
4.25% 10/22/26	418	420
5.65% 5/1/18	205	215
5.75% 12/1/17	2,655	2,758
5.875% 1/5/21	170	190
Barclays PLC:
2% 3/16/18	2,708	2,700
2.75% 11/8/19	356	355
3.25% 1/12/21	650	646
4.375% 1/12/26	883	881
Citigroup, Inc.:
1.8% 2/5/18	10,500	10,497
1.85% 11/24/17	2,353	2,360
2.15% 7/30/18	1,228	1,232
3.875% 3/26/25	1,200	1,190
4.05% 7/30/22	151	156
4.3% 11/20/26	1,000	1,007
5.5% 9/13/25	142	155
Citizens Bank NA 2.55% 5/13/21	250	249
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	217
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	548
3.75% 3/26/25	550	527
3.8% 9/15/22	930	930
3.8% 6/9/23	1,257	1,232
Discover Bank 4.2% 8/8/23	259	269
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,040
8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (d)	180	190
HSBC Holdings PLC 4.25% 3/14/24	200	200
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	111
Huntington National Bank:
1.7% 2/26/18	3,052	3,052
2.4% 4/1/20	4,000	3,986
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	400	355
5.71% 1/15/26 (d)	997	912
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,921
2.95% 10/1/26	792	754
3.875% 9/10/24	2,768	2,797
4.125% 12/15/26	3,304	3,382
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	504
PNC Bank NA 2.3% 6/1/20	300	300
Rabobank Nederland 4.375% 8/4/25	955	971
Regions Bank 6.45% 6/26/37	652	724
Regions Financial Corp. 3.2% 2/8/21	415	422
Royal Bank of Canada 4.65% 1/27/26	760	795
Royal Bank of Scotland Group PLC:
6% 12/19/23	874	885
6.1% 6/10/23	1,190	1,208
6.125% 12/15/22	694	719
Royal Bank Scotland Group PLC 5.125% 5/28/24	6,103	5,925
		71,284
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	549
4.25% 2/15/24	466	470
Credit Suisse AG 6% 2/15/18	1,164	1,212
Deutsche Bank AG 4.5% 4/1/25	1,821	1,638
Deutsche Bank AG London Branch:
1.875% 2/13/18	2,780	2,744
2.85% 5/10/19	1,360	1,344
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,970
2.55% 10/23/19	3,392	3,413
2.625% 1/31/19	1,538	1,554
2.9% 7/19/18	526	534
5.25% 7/27/21	96	106
5.625% 1/15/17	500	503
5.95% 1/18/18	32	33
6% 6/15/20	600	668
6.15% 4/1/18	36	38
6.75% 10/1/37	2,000	2,456
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	232
3.75% 12/1/25	411	421
Lazard Group LLC:
4.25% 11/14/20	324	340
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	455
2.125% 4/25/18	2,454	2,462
2.65% 1/27/20	1,715	1,725
3.125% 7/27/26	2,000	1,908
4.875% 11/1/22	687	739
5% 11/24/25	93	99
5.75% 1/25/21	268	298
6.625% 4/1/18	600	637
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	489
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	324
UBS AG Stamford Branch:
1.375% 6/1/17	438	438
2.35% 3/26/20	300	299
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	687
		31,926
Consumer Finance - 0.2%
Discover Financial Services:
3.85% 11/21/22	462	468
3.95% 11/6/24	1,283	1,267
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,044
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	404
Hyundai Capital America:
1.45% 2/6/17 (d)	476	476
2% 3/19/18 (d)	752	752
2.125% 10/2/17 (d)	521	523
2.875% 8/9/18 (d)	163	165
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	217
4.25% 8/15/24	213	216
		5,814
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	814
3.85% 2/1/25	450	441
3.875% 8/15/22	738	752
4.125% 6/15/26	298	296
		2,303
Insurance - 0.5%
ACE INA Holdings, Inc. 2.875% 11/3/22	400	403
AIA Group Ltd. 2.25% 3/11/19 (d)	200	201
American International Group, Inc.:
3.3% 3/1/21	346	355
3.75% 7/10/25	1,024	1,027
4.875% 6/1/22	630	686
Aon Corp. 5% 9/30/20	133	144
Five Corners Funding Trust 4.419% 11/15/23 (d)	360	378
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (d)(e)	12	10
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	460
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	254
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	562
MetLife, Inc.:
1.903% 12/15/17 (e)	84	84
4.75% 2/8/21	137	149
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	224
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	203	295
Pacific LifeCorp:
5.125% 1/30/43 (d)	441	445
6% 2/10/20 (d)	503	545
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
6.2% 11/15/40	134	161
7.375% 6/15/19	2,734	3,078
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	537
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	122
4.125% 11/1/24 (d)	174	176
Unum Group:
3.875% 11/5/25	658	640
4% 3/15/24	600	595
5.625% 9/15/20	270	294
5.75% 8/15/42	758	799
		12,681

TOTAL FINANCIALS		124,008

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc.:
1.75% 11/6/17	358	360
2.9% 11/6/22	368	363
3.2% 11/6/22	536	536
		1,259
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,048
2% 4/1/18	1,079	1,079
		2,277
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	52	52
Express Scripts Holding Co. 4.75% 11/15/21	458	494
HCA Holdings, Inc.:
3.75% 3/15/19	375	383
4.25% 10/15/19	1,330	1,370
6.5% 2/15/20	2,750	2,994
Medco Health Solutions, Inc. 4.125% 9/15/20	259	272
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	222
3.75% 7/15/25	591	613
		6,400
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	65	66
4.15% 2/1/24	99	103
		169
Pharmaceuticals - 0.3%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,366
3% 3/12/20	466	473
3.45% 3/15/22	810	822
Mylan N.V.:
2.5% 6/7/19 (d)	359	357
3.15% 6/15/21 (d)	734	722
3.95% 6/15/26 (d)	362	339
Perrigo Co. PLC 2.3% 11/8/18	200	200
Perrigo Finance PLC 3.5% 12/15/21	200	202
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	499
2.8% 7/21/23	372	350
3.15% 10/1/26	443	410
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	137
		6,054

TOTAL HEALTH CARE		16,159

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	338
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3	3
6.9% 7/2/19	1	1
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	6	6
8.36% 1/20/19	4	4
		14
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	203
2.625% 9/4/18	589	594
3.375% 6/1/21	369	375
3.75% 2/1/22	505	520
3.875% 4/1/21	387	402
4.25% 9/15/24	336	341
4.75% 3/1/20	338	359
		2,794

TOTAL INDUSTRIALS		3,146

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	133
Tyco Electronics Group SA 2.375% 12/17/18	74	75
		208
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	1,245	1,268
Hewlett Packard Enterprise Co. 6.6% 10/15/45 (d)	621	608
		1,876

TOTAL INFORMATION TECHNOLOGY		2,084

MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	363
4.25% 11/15/20	116	123
		486
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(e)	258	277
6.75% 10/19/75 (d)(e)	641	711
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	360	363
4.875% 11/4/44 (d)	728	692
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	288
Vale Overseas Ltd. 4.375% 1/11/22	200	199
		2,530

TOTAL MATERIALS		3,016

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	138	146
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
American Tower Corp. 2.8% 6/1/20	500	502
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	380
Boston Properties, Inc. 3.85% 2/1/23	432	443
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	315
Corporate Office Properties LP 5% 7/1/25	282	289
DDR Corp.:
3.625% 2/1/25	242	233
4.25% 2/1/26	243	243
4.625% 7/15/22	247	261
4.75% 4/15/18	313	323
7.5% 4/1/17	203	207
Duke Realty LP:
3.25% 6/30/26	107	103
3.625% 4/15/23	180	182
3.75% 12/1/24	160	162
3.875% 10/15/22	310	323
4.375% 6/15/22	207	221
6.5% 1/15/18	285	299
6.75% 3/15/20	12	13
Equity One, Inc. 3.75% 11/15/22	400	409
ERP Operating LP:
2.375% 7/1/19	246	248
4.625% 12/15/21	540	586
4.75% 7/15/20	265	285
Federal Realty Investment Trust 5.9% 4/1/20	95	105
Government Properties Income Trust 3.75% 8/15/19	1,800	1,820
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4% 6/1/25	432	441
4.7% 9/15/17	48	49
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,200
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	870
4.5% 1/15/25	130	127
4.5% 4/1/27	3,808	3,642
4.95% 4/1/24	123	125
5.25% 1/15/26	731	749
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	95
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	244
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	590
		17,000
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	358
4.1% 10/1/24	401	396
4.55% 10/1/29	401	392
4.95% 4/15/18	281	291
5.7% 5/1/17	1,000	1,016
Digital Realty Trust LP:
3.4% 10/1/20	639	653
3.95% 7/1/22	411	424
4.75% 10/1/25	459	479
5.25% 3/15/21	201	219
Essex Portfolio LP 5.5% 3/15/17	113	114
Liberty Property LP:
3.25% 10/1/26	279	266
3.375% 6/15/23	185	184
4.125% 6/15/22	177	184
4.4% 2/15/24	418	437
4.75% 10/1/20	394	419
Mack-Cali Realty LP:
2.5% 12/15/17	252	252
3.15% 5/15/23	426	386
4.5% 4/18/22	108	109
Mid-America Apartments LP:
4% 11/15/25	159	161
4.3% 10/15/23	73	76
Post Apartment Homes LP 3.375% 12/1/22	70	69
Tanger Properties LP:
3.125% 9/1/26	367	345
3.75% 12/1/24	300	300
3.875% 12/1/23	160	163
6.125% 6/1/20	478	531
Ventas Realty LP:
3.125% 6/15/23	189	185
3.5% 2/1/25	189	186
4.125% 1/15/26	192	196
4.375% 2/1/45	85	79
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	227
4% 4/30/19	114	118
4.25% 3/1/22	1,250	1,326
		10,541

TOTAL REAL ESTATE		27,541

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
AT&T, Inc.:
2.45% 6/30/20	380	376
3.6% 2/17/23	971	971
4.8% 6/15/44	1,308	1,224
5.875% 10/1/19	440	481
CenturyLink, Inc.:
5.15% 6/15/17	28	28
6% 4/1/17	70	71
6.15% 9/15/19	226	240
Embarq Corp. 7.995% 6/1/36	1,325	1,272
Verizon Communications, Inc.:
2.625% 2/21/20	615	619
4.5% 9/15/20	1,100	1,174
5.012% 8/21/54	1,641	1,614
6.25% 4/1/37	187	218
		8,435
UTILITIES - 0.7%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,246
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	306
6.4% 9/15/20 (d)	850	952
Edison International 3.75% 9/15/17	226	230
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	426
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	552
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,102
4.25% 3/15/23	1,949	2,018
7.375% 11/15/31	608	758
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	253
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	956
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	177
NV Energy, Inc. 6.25% 11/15/20	115	131
PG&E Corp. 2.4% 3/1/19	55	55
Progress Energy, Inc. 4.4% 1/15/21	823	875
TECO Finance, Inc. 5.15% 3/15/20	141	151
		10,449
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	130
Texas Eastern Transmission LP 6% 9/15/17 (d)	326	336
		466
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (d)	176	176
2.7% 6/15/21 (d)	173	172
3.55% 6/15/26 (d)	277	272
		620
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3.1377% 9/30/66 (e)	823	633
3.6627% 6/30/66 (e)	26	24
NiSource Finance Corp.:
5.45% 9/15/20	468	511
6.4% 3/15/18	24	25
6.8% 1/15/19	677	742
Puget Energy, Inc.:
6% 9/1/21	457	514
6.5% 12/15/20	147	166
Sempra Energy:
2.3% 4/1/17	376	377
2.875% 10/1/22	1,154	1,150
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	21	18
		4,160

TOTAL UTILITIES		15,695

TOTAL NONCONVERTIBLE BONDS
(Cost $280,598)		281,138

U.S. Government and Government Agency Obligations - 8.0%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,000	$5,719
1% 2/15/46	1,875	1,912
1.375% 2/15/44	6,785	7,495
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,809	5,714
0.125% 7/15/26	5,368	5,213
0.25% 1/15/25	3,998	3,938
0.375% 7/15/25	5,589	5,571
0.625% 1/15/26	7,620	7,720

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		43,282

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.49% 12/1/16 to 3/2/17 (f)	1,110	1,109
U.S. Treasury Bonds:
2.875% 11/15/46	10,151	9,821
3% 5/15/45	5,443	5,390
3% 11/15/45	10,645	10,534
U.S. Treasury Notes:
1.125% 1/15/19	9,870	9,861
1.25% 3/31/21	23,794	23,258
1.25% 10/31/21	32,950	31,985
1.75% 11/30/21	15,000	14,930
2% 11/15/26	13,500	13,039
2.125% 11/30/23	22,106	21,997

TOTAL U.S. TREASURY OBLIGATIONS		141,924

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $187,724)		185,206

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 1.3%
2.54% 6/1/42 (e)	27	28
2.802% 6/1/36 (e)	7	7
2.943% 9/1/41 (e)	13	14
2.973% 11/1/40 (e)	11	12
2.975% 10/1/41 (e)	8	9
3% 10/1/30 to 8/1/31	782	806
3% 12/1/46 (g)	1,200	1,194
3% 12/1/46 (g)	1,700	1,691
3% 12/1/46 (g)	5,550	5,521
3% 12/1/46 (g)	1,750	1,741
3% 12/1/46 (g)	1,750	1,741
3% 12/1/46 (g)	5,200	5,173
3% 12/1/46 (g)	350	348
3.14% 7/1/37 (e)	13	13
3.236% 7/1/41 (e)	21	22
3.352% 10/1/41 (e)	11	12
3.5% 2/1/26 to 8/1/45	1,810	1,870
3.5% 12/1/46 (g)	150	154
3.5% 12/1/46 (g)	400	410
3.5% 12/1/46 (g)	5,000	5,129
3.54% 7/1/41 (e)	27	28
4% 11/1/31 to 2/1/46	2,451	2,590
4% 12/1/46 (g)	300	316
4% 12/1/46 (g)	300	316
4.5% 12/1/23 to 6/1/41	703	762
5% 6/1/39 to 11/1/44	429	475
6% 11/1/35 to 8/1/37	225	256

TOTAL FANNIE MAE		30,638

Freddie Mac - 0.3%
2.5% 7/1/31	90	90
3% 3/1/45 to 7/1/45	560	559
3.183% 9/1/41 (e)	15	16
3.221% 4/1/41 (e)	17	18
3.28% 6/1/41 (e)	17	18
3.404% 5/1/41 (e)	16	17
3.5% 6/1/32 to 5/1/46	2,189	2,260
3.621% 6/1/41 (e)	20	21
3.666% 5/1/41 (e)	19	20
3.849% 10/1/35 (e)	12	13
4% 2/1/41 to 1/1/46	697	737
4.5% 3/1/44	126	136
5% 11/1/40 to 6/1/41	429	478
5.5% 6/1/41	1,349	1,522

TOTAL FREDDIE MAC		5,905

Ginnie Mae - 0.3%
3% 12/1/46 (g)	6,710	6,809
4% 9/20/40 to 11/20/45	539	574
4.5% 5/20/41	118	128
5.5% 6/15/35	75	86

TOTAL GINNIE MAE		7,597

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $44,348)		44,140

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (e)	$30	$28
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (e)	2	2
Series 2004-R2 Class M3, 1.359% 4/25/34 (e)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (e)	2	2
Series 2004-W11 Class M2, 1.584% 11/25/34 (e)	25	24
Series 2004-W7 Class M1, 1.359% 5/25/34 (e)	23	22
Series 2006-W4 Class A2C, 0.694% 5/25/36 (e)	50	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.359% 4/25/34 (e)	68	61
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	1,396	1,402
Class AA, 2.487% 12/16/41 (d)	353	353
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	782	783
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (e)	82	52
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,006
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.047% 4/25/34 (e)	3	2
Series 2004-4 Class M2, 1.387% 6/25/34 (e)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	62	64
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (e)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (e)	12	11
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (e)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (e)	43	40
Class M4, 1.554% 1/25/35 (e)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (d)(e)	31	26
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (d)(e)	11	11
Class B, 0.8182% 11/15/34 (d)(e)	4	4
Class C, 0.9182% 11/15/34 (d)(e)	7	6
Class D, 1.2882% 11/15/34 (d)(e)	3	2
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.824% 8/25/33 (e)	17	17
Series 2003-5 Class A2, 1.234% 12/25/33 (e)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (e)	56	41
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (d)(e)	163	164
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (e)	0	0
Series 2006-A Class 2C, 2.0029% 3/27/42 (e)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (e)	12	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (e)	1	1
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (e)	0	0
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (e)	30	29
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (e)	3	2
Series 2005-NC1 Class M1, 1.194% 1/25/35 (e)	9	8
Series 2005-NC2 Class B1, 2.289% 3/25/35 (e)	7	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (e)	65	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (e)	24	23
Class M4, 2.709% 9/25/34 (e)	31	20
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (e)	67	64
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (e)	0	0
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (e)	27	25
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (e)	17	16
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (e)	2	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (e)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (d)(e)	58	26
TOTAL ASSET-BACKED SECURITIES
(Cost $4,811)		5,072

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.152% 1/25/35 (e)	34	34
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (e)	15	14
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (e)	33	30
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (e)	21	20
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (e)	29	28
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.879% 6/10/35 (d)(e)	6	4
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (e)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (e)	2	2

TOTAL PRIVATE SPONSOR		133

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	0	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	811	810
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	818	829

TOTAL U.S. GOVERNMENT AGENCY		1,639

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,736)		1,772

Commercial Mortgage Securities - 1.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5163% 2/14/43 (e)(i)	9	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (e)	28	28
Series 2007-2 Class A4, 5.6373% 4/10/49 (e)	1,240	1,242
Series 2007-3 Class A4, 5.5522% 6/10/49 (e)	372	375
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	29	29
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.1346% 5/15/32 (d)(e)	3,264	3,262
Class C, 2.5846% 5/15/32 (d)(e)	435	434
Class D, 3.4346% 5/15/32 (d)(e)	228	227
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (d)(e)	1	1
Series 2005-4A:
Class A2, 0.982% 1/25/36 (d)(e)	29	26
Class B1, 1.992% 1/25/36 (d)(e)	1	1
Class M1, 1.042% 1/25/36 (d)(e)	9	8
Class M2, 1.062% 1/25/36 (d)(e)	3	2
Class M3, 1.092% 1/25/36 (d)(e)	4	3
Class M4, 1.202% 1/25/36 (d)(e)	2	2
Class M5, 1.242% 1/25/36 (d)(e)	2	2
Class M6, 1.292% 1/25/36 (d)(e)	2	2
Series 2006-3A Class M4, 1.022% 10/25/36 (d)(e)	1	1
Series 2007-1 Class A2, 0.862% 3/25/37 (d)(e)	16	14
Series 2007-2A:
Class A1, 0.862% 7/25/37 (d)(e)	17	15
Class A2, 0.912% 7/25/37 (d)(e)	16	13
Class M1, 0.962% 7/25/37 (d)(e)	6	5
Class M2, 1.002% 7/25/37 (d)(e)	3	2
Class M3, 1.082% 7/25/37 (d)(e)	2	2
Series 2007-3:
Class A2, 0.882% 7/25/37 (d)(e)	18	15
Class M1, 0.902% 7/25/37 (d)(e)	3	3
Class M2, 0.932% 7/25/37 (d)(e)	3	3
Class M3, 0.962% 7/25/37 (d)(e)	5	4
Class M4, 1.092% 7/25/37 (d)(e)	9	6
Class M5, 1.192% 7/25/37 (d)(e)	4	2
Series 2007-4A Class M1, 1.484% 9/25/37 (d)(e)	2	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7172% 6/11/40 (e)	29	29
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (d)(e)	2	2
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5346% 12/15/27 (d)(e)	176	176
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)(e)	446	448
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	139	139
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	46	47
CSMC Series 2015-TOWN:
Class B, 2.4346% 3/15/17 (d)(e)	104	102
Class C, 2.7846% 3/15/17 (d)(e)	101	99
Class D, 3.7346% 3/15/17 (d)(e)	153	152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (d)(e)	1,510	1,539
Class CFX, 3.3822% 12/15/34 (d)(e)	433	437
Class DFX, 3.3822% 12/15/34 (d)(e)	367	366
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,098	1,102
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (d)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1882% 4/15/27 (d)(e)	130	128
Class D, 2.7882% 4/15/27 (d)(e)	277	272
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	2	2
Series 2007-CB18 Class A4, 5.44% 6/12/47	20	20
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (e)	824	830
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (e)	689	695
Series 2007-LDPX Class A3, 5.42% 1/15/49	208	208
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	1	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (e)	163	166
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	44	45
Series 2007-C7 Class A3, 5.866% 9/15/45	417	429
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8285% 6/12/50 (e)	331	334
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5	5
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	543	545
Series 2007-7 Class A4, 5.7361% 6/12/50 (e)	218	220
Series 2007-8 Class A3, 5.873% 8/12/49 (e)	62	63
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (d)(e)	16	16
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,808	2,821
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (d)(e)	763	763
Class B, 4.181% 11/15/34 (d)	269	269
Class C, 5.205% 11/15/34 (d)	189	189
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	737	899
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	918	919
Series 2007-C31 Class A4, 5.509% 4/15/47	934	937
Series 2007-C32 Class A3, 5.7026% 6/15/49 (e)	232	235
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (e)	896	902
Class A5, 5.9588% 2/15/51 (e)	50	51
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	35	35
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $22,503)		22,367

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.3% 10/1/39	535	759
7.5% 4/1/34	465	661
7.55% 4/1/39	1,375	2,043
7.625% 3/1/40	2,275	3,352
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	79
Series 2010 C1, 7.781% 1/1/35	1,030	1,112
Series 2012 B, 5.432% 1/1/42	105	86
Series 2014 B, 6.314% 1/1/44	515	473
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	205	209
4.95% 6/1/23	610	632
5.1% 6/1/33	5,070	4,550
Series 2010-1, 6.63% 2/1/35	1,325	1,355
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,399
7.35% 7/1/35	565	614
Series 2010-5, 6.2% 7/1/21	280	297
Series 2011:
5.365% 3/1/17	15	15
5.665% 3/1/18	410	426
5.877% 3/1/19	1,320	1,402
Series 2013:
2.69% 12/1/17	110	112
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $20,387)		19,801

Bank Notes - 0.4%
Capital One NA:
1.65% 2/5/18	2,362	2,358
2.95% 7/23/21	541	545
Discover Bank:
(Delaware) 3.2% 8/9/21	685	689
3.1% 6/4/20	782	790
KeyBank NA 2.25% 3/16/20	1,500	1,496
Marshall & Ilsley Bank 5% 1/17/17	259	260
RBS Citizens NA 2.5% 3/14/19	404	407
Regions Bank 7.5% 5/15/18	1,282	1,379
UBS AG Stamford Branch 1.8% 3/26/18	822	822
TOTAL BANK NOTES
(Cost $8,708)		8,746
	Shares	Value (000s)

Fixed-Income Funds - 9.1%
Fidelity High Income Central Fund 2 (j)	575,546	$62,970
Fidelity Mortgage Backed Securities Central Fund (j)	1,358,425	147,185
TOTAL FIXED-INCOME FUNDS
(Cost $205,091)		210,155

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.39% (k)	49,937,564	49,948
Fidelity Securities Lending Cash Central Fund 0.48% (k)(l)	1,922,686	1,923
TOTAL MONEY MARKET FUNDS
(Cost $51,862)		51,871
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.2%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $3,982)	3,982	3,982
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $2,092,166)		2,342,207
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(27,672)
NET ASSETS - 100%		$2,314,535

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/31	$(4,600)	$(4,618)
3% 12/1/46	(5,200)	(5,173)
3% 12/1/46	(5,000)	(4,974)
3% 12/1/46	(1,750)	(1,741)
3% 12/1/46	(5,200)	(5,173)
3% 12/1/46	(350)	(348)
3.5% 12/1/46	(1,500)	(1,539)
3.5% 12/1/46	(6,940)	(7,116)
3.5% 12/1/46	(2,190)	(2,247)
3.5% 1/1/47	(5,000)	(5,120)
4% 12/1/46	(2,400)	(2,525)
4% 12/1/46	(300)	(316)

TOTAL FANNIE MAE		(40,890)

Ginnie Mae
3% 12/1/46	(6,710)	(6,809)
3.5% 12/1/46	(3,900)	(4,057)
3.5% 12/1/46	(5,100)	(5,305)
3.5% 12/1/46	(8,390)	(8,727)

TOTAL GINNIE MAE		(24,898)

TOTAL TBA SALE COMMITMENTS
(Proceeds $66,472)		$(65,788)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
129 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	14,182	$298
Treasury Contracts
71 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	8,841	(28)
116 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	25,150	(13)
14 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	2,118	(7)
TOTAL TREASURY CONTRACTS			(48)
TOTAL FUTURES CONTRACTS			$250

The face value of futures purchased as a percentage of Net Assets is 2.2%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 21	$(20)	$0	$(20)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,146,000 or 0.1% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,176,000 or 1.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,036,000.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc.	10/11/16	$1,101
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$82
Fidelity High Income Central Fund 2	980
Fidelity Mortgage Backed Securities Central Fund	846
Fidelity Securities Lending Cash Central Fund	33
Total	$1,941

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$62,797	$980	$--	$62,970	7.5%
Fidelity Mortgage Backed Securities Central Fund	164,604	846	14,988	147,185	2.2%
Total	$227,401	$1,826	$14,988	$210,155

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$201,812	$201,812	$--	$--
Consumer Staples	142,806	142,806	--	--
Energy	116,790	116,790	--	--
Financials	225,422	225,422	--	--
Health Care	206,619	206,619	--	--
Industrials	149,304	149,304	--	--
Information Technology	297,986	295,580	2,264	142
Materials	42,697	42,697	--	--
Real Estate	39,174	39,174	--	--
Telecommunication Services	37,171	37,171	--	--
Utilities	48,176	48,176	--	--
Corporate Bonds	281,138	--	281,138	--
U.S. Government and Government Agency Obligations	185,206	--	185,206	--
U.S. Government Agency - Mortgage Securities	44,140	--	44,140	--
Asset-Backed Securities	5,072	--	4,927	145
Collateralized Mortgage Obligations	1,772	--	1,768	4
Commercial Mortgage Securities	22,367	--	21,459	908
Municipal Securities	19,801	--	19,801	--
Bank Notes	8,746	--	8,746	--
Fixed-Income Funds	210,155	210,155	--	--
Money Market Funds	51,871	51,871	--	--
Cash Equivalents	3,982	--	3,982	--
Total Investments in Securities:	$2,342,207	$1,767,577	$573,431	$1,199
Derivative Instruments:
Assets
Futures Contracts	$298	$298	$--	$--
Total Assets	$298	$298	$--	$--
Liabilities
Futures Contracts	$(48)	$(48)	$--	$--
Swaps	(20)	--	(20)	--
Total Liabilities	$(68)	$(48)	$(20)	$--
Total Derivative Instruments:	$230	$250	$(20)	$--
Other Financial Instruments:
TBA Sale Commitments	$(65,788)	$--	$(65,788)	$--
Total Other Financial Instruments:	$(65,788)	$--	$(65,788)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$3,982,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$3,982
$3,982

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $2,101,673,000. Net unrealized appreciation aggregated $240,534,000, of which $295,357,000 related to appreciated investment securities and $54,823,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017